INTANGIBLES	12 Months Ended
Dec. 31, 2011
INTANGIBLES
9.	INTANGIBLES

	2011			2010
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value

Patents	$11,431	$1,633	$9,798	$11,431	$890	$10,541
Software	841	571	270	842	447	395
License	726	-	726	-	-	-
	$12,998	$2,204	$10,794	$12,273	$1,337	$10,936

During the year ended December 31, 2011 amortization of $979 relating to the patents and software was charged to operations (2010 - $860). As at December 31, 2011, there were no events or changes in circumstances, which would indicate an impairment of intangible assets.

The aggregated amortization expense related to intangible assets for the next five years is as follows:

2012	$1,180
2013	1,050
2014	994
2015	743
2016	709
$4,676